UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-5011

Name of Fund:  CMA California Municipal Money Fund of
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments


CMA California Municipal Money Fund

Schedule of Investments as of December 31, 2004                                                              (in Thousands)
                  Face
                Amount    Municipal Bonds                                                                             Value
California - 96.0%

              $  6,495    ABN Amro Munitops Certificates Trust, California, GO, Refunding, VRDN,
                          Series 2003-1, 2.02% due 2/01/2010 (a)(d)                                            $      6,495

                          ABN Amro Munitops Certificates Trust, California, VRDN (a):
                10,045        GO, Series 2003-9, 2.02% due 9/01/2011 (b)                                             10,045
                16,912        Series 1998-17, 2.02% due 7/05/2006 (c)                                                16,912
                 5,000        Series 1998-25, 2.02% due 7/05/2006 (c)                                                 5,000
                 5,373        Series 1999-7, 2.02% due 7/04/2007 (b)                                                  5,373

                10,000    Abag Finance Authority For Non-Profit Corporations, California, Lease Revenue Bonds,
                          Pass-Thru Obligations, VRDN, Series A, 2.05% due 7/01/2008 (a)                             10,000

                 9,995    Abag Finance Authority For Non-Profit Corporations, California, M/F Revenue Bonds
                          (Southport Apartments), VRDN, Series A, 2.02% due 1/15/2036 (a)(f)                          9,995

                12,000    Alameda-Contra Costa, California, Transit District, RAN, 3% due 7/07/2005                  12,086

                15,000    Auburn, California, Union School District, COP, Refunding, VRDN, 2% due
                          12/01/2032 (a)(e)                                                                          15,000

                15,745    Bakersfield, California, Hospital Revenue Refunding Bonds, FLOATS, Series 788,
                          2.04% due 3/01/2019 (a)(b)                                                                 15,745

                          California Educational Facilities Authority Revenue Bonds, VRDN (a):
                10,500        (Life Chiropractic College), 2.01% due 1/01/2025                                       10,500
                 1,445        (Pepperdine University), Series B, 1.99% due 11/01/2029                                 1,445
                 6,200        (San Francisco Conservatory), 1.98% due 3/01/2025                                       6,200

                 7,100    California, HFA, M/F Housing Revenue Bonds, VRDN, AMT, Series C, 2.05% due
                          2/01/2033 (a)                                                                               7,100

                          California Health Facilities Financing Authority Revenue Bonds, FLOATS (a)(b):
                20,793        Series 591, 2.04% due 3/01/2014                                                        20,793
                26,855        Series 592, 2.04% due 3/01/2021                                                        26,855

                 6,000    California Health Facilities Financing Authority Revenue Bonds (Northern
                          California Presbyterian Homes and Services, Inc. Project), VRDN, 1.95% due
                          7/01/2034 (a)                                                                               6,000

                 1,665    California Infrastructure and Economic Development Bank, Empowerment Revenue Bonds
                          (Gold Coast Baking Company Project), VRDN, AMT, 2.07% due 4/01/2012 (a)                     1,665

                          California Infrastructrue and Economic Development Bank, Revenue Refunding Bonds,
                          VRDN (a):
                 3,895        (Guided Discoveries Inc. Project), 2% due 6/01/2032                                     3,895
                17,000        (J. Paul Getty Trust), Series B, 1.17% due 2/01/2005 (d)                               17,000
                33,900        (Independent Systems Operator Corporation Project), Series C, 1.96% due
                              4/01/2009 (b)                                                                          33,900


Portfolio Abbreviations for CMA California Municipal Money Fund


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
MERLOTS    Municipal Extendible Receipt Liquidity Option
           Tender Securities
M/F        Multi-Family
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax-Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes


CMA California Municipal Money Fund

Schedule of Investments as of December 31, 2004 (concluded)                                                  (in Thousands)
                  Face
                Amount    Municipal Bonds                                                                             Value
California (concluded)

              $  5,600    California Pollution Control Financing Authority, Environmental Improvement Revenue
                          Bonds (Atlantic Richfield Co. Project), VRDN, AMT, 1.98% due 12/01/2032 (a)          $      5,600

                10,000    California Pollution Control Financing Authority, PCR Refunding, PUTTERS, AMT,
                          Series 475, 1.85% due 6/01/2006 (a)(c)                                                     10,000

                          California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas and
                          Electric), VRDN (a):
                82,050        AMT, Series B, 2.02% due 11/01/2026                                                    82,050
                 2,600        Series E, 1.95% due 11/01/2026                                                          2,600
                 2,500        Series F, 1.95% due 11/01/2026                                                          2,500

                19,900    California Pollution Control Financing Authority, Resource Recovery Revenue
                          Bonds (Atlantic Richfield Co. Project), VRDN, Series A, 2.01% due 12/01/2024 (a)           19,900

                80,000    California School Cash Reserve Program Authority, Pooled Revenue Bonds, Series A,
                          3% due 7/06/2005 (c)                                                                       80,564

                          California State Department of Water Resources, Power Supply Revenue Bonds, VRDN (a):
                36,300        Series C-1, 1.98% due 5/01/2022                                                        36,300
                40,000        Series C-4, 2% due 5/01/2022                                                           40,000
                55,200        Series C-13, 1.96% due 5/01/2022 (d)(e)                                                55,200

                 1,300    California State Economic Development Financing Authority, IDR (Harvel Plastics
                          Inc. Project), VRDN, AMT, 2.15% due 3/01/2010 (a)                                           1,300

                          California State Economic Recovery, GO, FLOATS, VRDN (a):
                 9,920        Series 927, 2.02% due 7/01/2013 (b)                                                     9,920
                 8,000        Series L20J, 2.05% due 7/01/2005                                                        8,000
                17,500        Series L27, 2.05% due 7/01/2017                                                        17,500

                          California State, GO, MERLOTS (a):
                 9,810        Series B-45, 2.03% due 10/01/2029                                                       9,810
                 9,395        Series C26, 2.01% due 11/01/2029                                                        9,395

                          California State, GO, MSTR, VRDN (a):
                 8,555        Series SGA-7, 1.98% due 9/01/2018 (e)                                                   8,555
                 9,600        Series SGA-39, 1.98% due 6/01/2014 (b)                                                  9,600
                 2,990        Series SGA-40, 1.98% due 6/01/2013 (c)                                                  2,990
                 9,370        Series SGA-72, 1.98% due 6/01/2017 (c)                                                  9,370

                          California State, GO, Refunding (a):
                 9,085        MERLOTS, Series A-17, 2.03% due 2/01/2018 (d)                                           9,085
                 3,130        MERLOTS, Series A-47, 2.03% due 2/01/2011 (b)                                           3,130
                 3,250        MSTR, VRDN, Series SGA-119, 1.98% due 9/01/2028 (c)                                     3,250
                 3,800        MSTR, VRDN, Series SGA-135, 1.98% due 12/01/2030 (d)(g)                                 3,800

                 4,900    California State Public Works Board, Lease Revenue Bonds, PUTTERS, VRDN,
                          Series 609, 2.02% due 11/01/2012 (a)(c)                                                     4,900

                          California State, RAN:
                60,000        Series A, 3% due 6/30/2005                                                             60,373
                50,000        Series B, 4.50% due 6/30/2005                                                          50,648

                25,000    California Statewide Communities Development Authority, COP, FLOATS, Refunding,
                          Series 909, 2.01% due 8/15/2023 (a)(b)                                                     25,000

                14,000    California Statewide Communities Development Authority, CP, 1.70% due 2/07/2005            14,000

                          California Statewide Communities Development Authority, M/F Housing Revenue Bonds,
                          VRDN, AMT (a):
                10,000        (Canyon Creek Apartments), Series C, 2.02% due 6/15/2025 (f)                           10,000
                 6,420        (Hallmark Housing Apartments), Series ZZ, 2.02% due 12/15/2036 (f)                      6,420
                 6,700        (Hermosa Vista Apartments), Series XX, 2.02% due 5/15/2036 (f)                          6,700
                 4,200        (Kimberly Woods), Series B, 2.02% due 6/15/2025 (f)                                     4,200
                13,205        (Knolls at Green Valley), Series FF, 2.02% due 7/15/2036 (f)                           13,205
                15,100        (Oakmont Chino Hills), Series P, 2.02% due 6/01/2036                                   15,100
                   380        (Olen Jones Senior Apartments), Series BB, 2.12% due 11/01/2034                           380
                 5,335        (Second Street Senior Apartments), Series TT, 2.02% due 12/15/2036 (f)                  5,335
                 7,300        (Vineyard Creek LP), Series W, 2.02% due 12/01/2036                                     7,300

                          California Statewide Communities Development Authority Revenue Bonds:
                30,000        FLOATS, Series L39, 2.05% due 7/29/2005 (a)                                            30,000
                11,400        (Kaiser Permanente), VRDN, Series A, 2% due 10/01/2013 (a)                             11,400
                17,000        (Kaiser Permanente), VRDN, Series B, 2% due 11/01/2030 (a)                             17,000
                16,260        TRAN, Series B-1, 3.50% due 7/29/2005                                                  16,436
                 8,300        VRDN, Series L, 2% due 4/01/2038 (a)                                                    8,300
                14,000        VRDN, Series M, 2% due 4/01/2038 (a)                                                   14,000

                15,950    California Statewide Communities Development Authority, Solid Waste Facilities
                          Revenue Bonds (Chevron U.S.A. Inc. Project), VRDN, AMT, 2.01% due 12/15/2024 (a)           15,950

                24,000    California Statewide Communities Development Authority, TRAN, Series A-1, 3%
                          due 6/30/2005 (e)                                                                          24,165

                20,000    Carlsbad, California, M/F Housing Revenue Bonds (The Greens Apartments), VRDN, AMT,
                          Series A, 2% due 6/01/2046 (a)                                                             20,000

                 5,460    Ceres, California, Unified School District, GO, TRAN, 3% due 6/30/2005                      5,497

                 9,674    Clipper Tax-Exempt Trust, California, COP, VRDN, AMT, Series 98-9, 2.09% due
                          6/01/2005 (a)                                                                               9,674

                 7,155    Contra Costa, California, Water District Water Revenue Refunding Bonds, FLOATS,
                          Series 850, 2.01% due 10/01/2019 (a)(e)                                                     7,155

                14,500    Contra Costa County, California, M/F Housing Revenue Bonds (Creekview Apartments),
                          VRDN, AMT, Series B, 2.02% due 7/01/2036 (a)(h)                                            14,500

                 8,200    Cupertino, California, Union School District, GO, TRAN, 3% due 6/30/2005                    8,256

                 5,800    Dublin, California, M/F Housing Authority Revenue Bonds (Park Sierra), VRDN, AMT,
                          Series A, 2.01% due 6/01/2028 (a)                                                           5,800

                21,000    Eagle Tax-Exempt, California Infrastructure and Economic Development Bank Revenue
                          Bonds, VRDN, Series 2003-0042, Class A, 2.02% due 7/01/2037 (a)(d)                         21,000

                18,320    Eagle Tax-Exempt Trust, California State Department of Water Resources, Power Supply
                          Revenue Bonds, VRDN, Series 2002-6017, Class A, 2.02% due 5/01/2018 (a)(d)                 18,320

                29,700    Eagle Tax-Exempt Trust, California, VRDN, Series 2000-0501, Class A, 2.03% due
                          10/01/2028 (a)                                                                             29,700

                 4,800    Eagle Tax-Exempt Trust, Los Angeles, California, Unified School District, GO,
                          VRDN, Series 2003-0043, Class A, 2.02% due 1/01/2028 (a)(b)                                 4,800

                 2,535    East Bay, California, Municipal Utility District, Water System Revenue Refunding
                          Bonds, ROCS, Series RR-II-R-2073, 2.02% due 6/01/2019 (a)(b)                                2,535

                 8,960    Fresno, California, Airport Revenue Bonds, MERLOTS, AMT, Series B2, 2.08% due
                          7/01/2030 (a)(c)(e)                                                                         8,960

                 4,685    Fresno, California, Water System Revenue Refunding Bonds, MSTR, VRDN, Series SGA-76,
                          1.98% due 6/01/2024 (a)(c)                                                                  4,685

                14,789    Glendale, California, Hospital Revenue Refunding Bonds, FLOATS, Series 590, 2.04%
                          due 3/01/2014 (a)(b)                                                                       14,789

                 6,620    Highland, California, Redevelopment Agency, M/F Housing Revenue Bonds (Jeffrey
                          Court Senior Apartments), VRDN, AMT, 2.01% due 3/01/2028 (a)                                6,620

                19,430    Loma Linda, California, M/F Housing Revenue Refunding Bonds (Loma Linda Springs),
                          VRDN, AMT, 2% due 12/15/2031 (a)(f)                                                        19,430

                25,875    Los Angeles, California, Community Redevelopment Agency, M/F Housing Revenue
                          Bonds (Wilshire Station Apartments Project), VRDN, AMT, Series A, 1.99% due
                          10/15/2038 (a)(f)                                                                          25,875

                30,000    Los Angeles, California, Convention and Exhibition Center Authority, Lease Revenue
                          Refunding Bonds, VRDN, Series 2003-B-Series D, 1.95% due 8/15/2021 (a)(d)                  30,000

                 3,000    Los Angeles, California, Department of Airports, Airport Municipal Trust Revenue
                          Bonds, FLOATS, Series SG 61, 2.04% due 5/15/2020 (a)(c)                                     3,000

                 3,120    Los Angeles, California, Department of Water and Power, Waterworks Revenue Refunding
                          Bonds, MERLOTS, Series A24, 2.03% due 7/01/2030 (a)(b)                                      3,120

                 5,000    Los Angeles, California, Harbor Department Revenue Bonds, FLOATS, Series SG-59,
                          2.04% due 8/01/2026 (a)(b)                                                                  5,000

                19,600    Los Angeles, California, S/F Home Mortgage Revenue Bonds, 2.29% due 10/01/2005 (a)         19,600

                          Los Angeles, California, Unified School District, GO (a):
                14,523        FLOATS, Series 924, 2.01% due 7/01/2023 (e)                                            14,523
                 4,985        MERLOTS, Series B12, 2.03% due 1/01/2027 (b)                                            4,985

                20,000    Los Angeles, California, Wastewater System, Subordinate Revenue Refunding Bonds,
                          Series B, VRDN, 2.15% due 12/14/2005 (a)(c)                                                20,000

                          Los Angeles, California, Water and Power Revenue Refunding Bonds (a):
                 6,865        ROCS, Series II-R-4510, 2.02% due 7/01/2021 (b)                                         6,865
                10,800        VRDN, Sub-Series B-5, 1.98% due 7/01/2034                                              10,800

                          Los Angeles County, California, Capital Asset Leasing Corporation, CP:
                18,030        1.80% due 1/13/2005                                                                    18,030
                 9,300        1.79% due 1/28/2005                                                                     9,300

                13,100    Los Angeles County, California, Housing Authority, M/F Housing Revenue Bonds
                          (Park Sierra), VRDN, Series A, 1.95% due 9/01/2030 (a)(h)                                  13,100

                 1,000    Los Angeles County, California, Housing Authority, M/F Housing Revenue Refunding
                          Bonds (Malibu Meadows II), VRDN, Series C, 1.98% due 4/15/2028 (a)(f)                       1,000

                          Los Angeles County, California, Metropolitan Transportation Authority Revenue Refunding
                          Bonds, MSTR, VRDN (a)(e):
                40,000        Series SGB 1, 2.02% due 7/01/2025                                                      40,000
                40,850        Series SGB 2, 2.02% due 7/01/2021                                                      40,850

                41,100    Los Angeles County, California, TRAN, Series A, 3% due 6/30/2005                           41,381

                20,000    Metropolitan Water District of Southern California, Revenue Refunding Bonds, VRDN,
                          Series B-1, 1.95% due 7/01/2020 (a)                                                        20,000

                25,000    Metropolitan Water District of Southern California, Waterworks Revenue Refunding
                          Bonds, VRDN, Series C, 1.96% due 10/01/2029 (a)                                            25,000

                20,000    Milpitas, California, M/F Housing Revenue Bonds (Crossing at Montague), VRDN, AMT,
                          Series A, 2.02% due 8/15/2033 (a)(f)                                                       20,000

                 7,435    Monrovia, California, Unified School District, GO, MSTR, VRDN, Series SGA 70,
                          1.98% due 8/01/2022 (a)(b)                                                                  7,435

                24,550    Municipal Securities Trust Certificates, California, GO, VRDN, Series 2000-97,
                          Class A, 1.98% due 9/01/2016 (a)(c)                                                        24,550

                 5,860    National City, California, Community Development Commission, Tax Allocation Revenue
                          Bonds (Redevelopment Project), VRDN, Series B, 2% due 8/01/2025 (a)(d)                      5,860

                          Newport Beach, California, Revenue Bonds (Hoag Memorial Presbyterian Hospital),
                          VRDN (a):
                12,500        Series A, 2.04% due 12/01/2029                                                         12,500
                20,000        Series C, 2.04% due 12/01/2029                                                         20,000

                 6,775    Newport-Mesa, California, Unified School District, GO, ROCS, Series II-R-2092,
                          2.02% due 8/01/2022 (a)                                                                     6,775

                 2,450    Oakland, California, Sewer Revenue Bonds, PUTTERS, VRDN, Series 631, 2.02% due
                          6/15/2022 (a)(e)                                                                            2,450

                 5,230    Petaluma, California, City Joint Union High School District, GO, TRAN, 3%
                          due 6/30/2005                                                                               5,266

                 6,390    Pittsburg, California, Redevelopment Agency, Tax Allocation Refunding Bonds, ROCS,
                          Series RR-II-R-2070, 2.02% due 8/01/2020 (a)(b)                                             6,390

                 5,000    Placentia, California, GO, TRAN, 3% due 6/30/2005                                           5,029

                13,570    Port Oakland, California, Port Revenue Bonds, MSTR, VRDN, Series SG 112, 2.04% due
                          11/01/2025 (a)(b)                                                                          13,570

                15,915    Port Oakland, California, Revenue Refunding Bonds, MERLOTS, AMT, Series B-36,
                          2.08% due 11/01/2021 (a)(c)                                                                15,915

                 7,500    Ramona, California, Unified School District, COP (2004 School Facility Funding
                          Program), VRDN, 1.97% due 5/01/2029 (a)(d)                                                  7,500

                 9,400    Rescue, California, Union School District, COP, VRDN, 1.95% due 10/01/2025 (a)(e)           9,400

                 3,300    Riverside County, California, IDA, IDR (Universal Forest Products), VRDN, AMT, 2.06%
                          due 8/01/2029 (a)                                                                           3,300

                          Sacramento, California, Housing Authority, M/F Housing Revenue Bonds, VRDN, AMT (a):
                12,000        (Greenfair Apartments), Series G, 2.01% due 12/01/2030                                 12,000
                15,490        (Lofts at Natomas Apartments), Series F, 2.02% due 4/15/2036 (f)                       15,490

                 2,100    Sacramento, California, Municipal Utility District, Electric Revenue Bonds, PUTTERS,
                          VRDN, Series 591, 2.02% due 8/15/2011 (a)(b)                                                2,100

                12,910    Sacramento, California, Municipal Utility District, Electric Revenue Refunding Bonds,
                          FLOATS, VRDN, Series 748, 2.01% due 8/15/2028 (a)(e)                                       12,910

                 6,300    Sacramento County, California, COP, ROCS, Series II-R-5007, 2.02% due 12/01/2023 (a)(d)     6,300

                55,000    Sacramento County, California, TRAN, Series A, 3% due 7/11/2005                            55,384

                 7,000    San Diego, California, Sewer Revenue Bonds, FLOATS, Series SG 14, 2.01% due
                          5/15/2020 (a)(d)                                                                            7,000

                          San Diego, California, Unified Port District, CP:
                22,134        1.75% due 2/01/2005                                                                    22,134
                20,160        1.80% due 2/02/2005                                                                    20,160

                          San Diego, California, Unified School District, GO, FLOATS (a)(b):
                 6,285        Series 964 D, 2.01% due 7/01/2025                                                       6,285
                 7,665        Series 965, 2.01% due 7/01/2024                                                         7,665

                          San Diego County and School District, California, GO, TRAN (b):
                44,315        3.25% due 7/25/2005                                                                    44,716
                46,300        Series A, 3.25% due 7/25/2005                                                          46,727

                 6,500    San Diego County, California, COP (San Diego Jewish Academy), VRDN, 1.96%
                          due 12/01/2028 (a)                                                                          6,500

                          San Francisco, California, City and County Airport Commission, International Airport
                          Revenue Bonds, MSTR, VRDN (a):
                 7,705        AMT, Series SGA-56, 2.04% due 5/01/2026 (b)                                             7,705
                28,005        Series SG-115, 2.07% due 5/01/2020 (c)                                                 28,005
                16,555        Series SG-116, 2.07% due 5/01/2026 (b)                                                 16,555

                 5,565    San Joaquin County, California, COP, ROCS, Series II-R-2030, 2.02% due 4/01/2020 (a)(b)     5,565

                 2,670    San Jose, California, Airport Revenue Refunding Bonds, ROCS, Series II-R-2004, 2.02%
                          due 3/01/2016 (a)(e)                                                                        2,670

                          San Jose, California, M/F Housing Revenue Bonds, VRDN (a):
                12,000        (Carlton Homes), AMT, Series A, 2% due 10/15/2032                                      12,000
                26,400        (Siena Renaissance Square Apartments), 2.02% due 12/01/2029                            26,400

                 9,935    Santa Clara, California, Electric Revenue Refunding Bonds, MSTR, VRDN, Series SGA-75,
                          1.98% due 7/01/2027 (a)(d)                                                                  9,935

                 3,155    Shafter, California, IDA, IDR (Building Materials Manufacturing Corporation Project),
                          VRDN, AMT, 1.97% due 6/01/2029 (a)                                                          3,155

                          Simi Valley, California, M/F Housing Revenue Bonds, VRDN (a):
                12,500        (Parker Ranch Project), AMT, Series A, 2.02% due 7/15/2036                             12,500
                12,000        (Shadowridge Apartments), 2.02% due 9/01/2019                                          12,000

                 5,000    Sunnyvale, California, School District, GO, TRAN, 3% due 6/30/2005                          5,034

                 2,660    University of California Revenue Bonds, ROCS, Series II-R-3007, 2.02% due
                          9/01/2020 (a)(e)                                                                            2,660

                 9,200    Upland, California, Apartment Development Revenue Refunding Bonds (Mountain
                          Springs-Issue A), VRDN, 1.98% due 11/15/2028 (a)(f)                                         9,200

                14,950    Whittier, California, Revenue Refunding Bonds (Whittier College), VRDN, 2.07%
                          due 12/01/2033 (a)(i)                                                                      14,950


Puerto Rico - 3.1%

                 4,900    Municipal Securities Trust Certificates, Puerto Rico, Revenue Bonds, VRDN,
                          Series 2000-107, Class A, 1.95% due 5/19/2009 (a)(e)                                        4,900

                 4,000    Puerto Rico Commonwealth, FLOATS, Series PMD-8, 2.09% due 7/01/2026 (a)(b)                  4,000

                 3,450    Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation Revenue
                          Bonds, FLOATS, Series PMD-9, 2.09% due 7/01/2026 (a)(e)                                     3,450

                 3,035    Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN, Series SGA 44,
                          1.95% due 7/01/2023 (a)(b)                                                                  3,035

                          Puerto Rico Government Development Bank, CP:
                15,687        1.70% due 1/13/2005                                                                    15,687
                31,526        1.76% due 2/10/2005                                                                    31,526
                 7,751        1.88% due 2/18/2005                                                                     7,751

                          Total Investments (Cost - $2,267,379*) - 99.1%                                          2,267,379
                          Other Assets Less Liabilities - 0.9%                                                       20,802
                                                                                                               ------------
                          Net Assets - 100.0%                                                                  $  2,288,181
                                                                                                               ============

(a) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(b) MBIA Insured.

(c) FGIC Insured.

(d) AMBAC Insured.

(e) FSA Insured.

(f) FNMA Collateralized.

(g) XL Capital Insured.

(h) FHLMC Collateralized.

(i) Radian Insured.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA California Municipal Money Fund of
CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       CMA California Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       President
       CMA California Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       CMA California Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005